Goodwin Procter LLP
Counsellors at Law
Exchange Place
Boston, MA 02109
T: 617.570.1000
F: 617.523.1231
goodwinprocter.com

November 23, 2005
BY ELECTRONIC SUBMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lionbridge Technologies, Inc.
Registration Statement on Form S-3
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Lionbridge Technologies, Inc. (the “Company”) is a Registration Statement on Form S-3 (the “Registration Statement”) relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of common stock of the Company. The Registration Statement relates to the Company’s offering of securities on behalf of the Company and certain selling stockholders.
     The filing is being effected by direct transmission to the Commission’s EDGAR System. On November 23, 2005, in anticipation of this filing, the Company caused the filing fee of $8,550.10 to be wire transferred to the Commission’s account at Mellon Bank in Pittsburgh.
     Please contact the me at (617) 570-1000 with any questions or comments you may have regarding this filing.
Very Truly Yours,
/s/ Kenneth J. Gordon
Kenneth J. Gordon, Esq.

cc:	Mr. Steven Lifshatz
Peggy Shukur, Esq.
Robert S. Risoleo, Esq.
Arthur R. McGivern, Esq.